RETIREMENT PLANS AND POST RETIREMENT PENSION PLANS (Narrative) (Details) $ in Millions	12 Months Ended
	Oct. 31, 2018 USD ($) year	Oct. 31, 2017 USD ($)	Oct. 31, 2016 USD ($)
Defined Benefit Plans and Other Postretirement Benefit Plans Table Text Block [Line Items]
Accumulated other comprehensive loss, net of tax	$ (426)	$ (433)
Employer match percentage, maximum	4.00%
Employee deferral percentage, maximum	50.00%
Cost recognized	$ 23	16	$ 14
Employee gross pay, match percent	6.00%
Deferred Profit-Sharing Plan | Other Pension, Postretirement and Supplemental Plans [Member]
Defined Benefit Plans and Other Postretirement Benefit Plans Table Text Block [Line Items]
Fair value of plan assets	$ 268
Domestic Plan [Member] | Other Postretirement Benefits Plan [Member]
Defined Benefit Plans and Other Postretirement Benefit Plans Table Text Block [Line Items]
Fair value of plan assets	172	182	171
Benefit obligation	$ 190	207	214
Eligible retirees who were less than 50 years old as of January 1, 2005, retirement age (years) | year	55
Eligible retirees who were less than 50 years old as of January 1, 2005, service period (years)	15 years
Eligible retirees who were less than 50 years old as of January 1, 2005, retirement age for workforce managed terminations (years) | year	54
Eligible retirees who were less than 50 years old as of January 1, 2005, service period for workforce managed terminations (years)	14 years
Eligible retirees who were at least 50 years old as of January 1, 2005, retirement age (years) | year	55
Eligible retirees who were at least 50 years old as of January 1, 2005, service period (years)	15 years
Eligible retirees who were at least 50 years old as of January 1, 2005, retirement age for workforce managed terminations (years) | year	54
Eligible retirees who were at least 50 years old as of January 1, 2005, service period for workforce managed terminations (years)	14 years
Retirement age benchmark for subsidy (years) | year	65
Employer contributions	$ 0	0
Defined Benefit Plan, Expected Future Employer Contributions, Next Fiscal Year	0
Domestic Plan [Member] | Pension Plan [Member]
Defined Benefit Plans and Other Postretirement Benefit Plans Table Text Block [Line Items]
Fair value of plan assets	575	515	464
Benefit obligation	650	675	610
Employer contributions	85	0
Defined Benefit Plan, Expected Future Employer Contributions, Next Fiscal Year	0
Foreign Plan [Member] | Pension Plan [Member]
Defined Benefit Plans and Other Postretirement Benefit Plans Table Text Block [Line Items]
Fair value of plan assets	1,392	1,440	1,317
Benefit obligation	1,249	1,338	$ 1,508
Employer contributions	33	$ 34
Defined Benefit Plan, Expected Future Employer Contributions, Next Fiscal Year	$ 33